Quarterly Operating Results (Unaudited) - Quarterly Operating Results (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Number of days in quarter	95 days	91 days	91 days	88 days	94 days	91 days	91 days	89 days	365 days	365 days
Revenues	$ 597,244	$ 579,266	$ 585,755	$ 546,957	$ 608,910	$ 610,774	$ 600,891	$ 487,690	$ 2,309,222	$ 2,308,265	$ 2,069,193
Gross profit	250,117	226,131	234,276	207,649	217,615	221,732	204,385	175,717	918,173	819,449	704,429
Operating income	57,010	34,502	44,143	4,898	43,271	58,011	12,326	49,511	140,553	163,119	201,262
Income (loss) from continuing operations	49,656	14,811	21,677	(19,636)	15,414	33,847	15	25,156	66,508	74,432
Income (loss) from discontinued operations, net of tax		(242)			579				(242)	579	$ (1,421)
Loss from disposal of discontinued operations, net of tax			(86)					(562)	(86)	(562)
Less: Net loss attributable to noncontrolling interest	(24)								(24)
Net income (loss) attributable to Belden stockholders	$ 49,680	$ 14,569	$ 21,591	$ (19,636)	$ 15,993	$ 33,847	$ 15	$ 24,594	$ 66,204	$ 74,449
Basic income (loss) per share attributable to Belden stockholders:
Continuing operations	$ 1.18	$ 0.35	$ 0.51	$ (0.46)	$ 0.36	$ 0.78		$ 0.58	$ 1.57	$ 1.72	$ 2.39
Discontinued operations		(0.01)			0.01				(0.01)	0.01	(0.03)
Disposal of discontinued operations								(0.01)		(0.01)
Net income	1.18	0.34	0.51	(0.46)	0.37	0.78		0.57	1.56	1.72	2.36
Diluted income (loss) per share attributable to Belden stockholders:
Continuing operations	1.17	0.35	0.50	(0.46)	0.35	0.77		0.57	1.55	1.69	2.34
Discontinued operations		(0.01)			0.01				(0.01)	0.01	(0.03)
Disposal of discontinued operations								(0.01)		(0.01)
Net income	$ 1.17	$ 0.34	$ 0.50	$ (0.46)	$ 0.36	$ 0.77		$ 0.56	$ 1.54	$ 1.69	$ 2.31